PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2011
PREPAID LAND LEASE PAYMENTS
12.	PREPAID LAND LEASE PAYMENTS

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Prepaid land lease payments	24,069	24,069	3,824
Less: Accumulated amortization	(771)	(1,257)	(200)

	23,298	22,812	3,624

For each of the next five years starting from January 1, 2012, annual amortization expense of the prepaid land lease payments is expected to be RMB486,000 (US$77,000).